Employee Benefit Plan, Reconciliation of Net Assets Available for Benefits per Financial Statements to Form 5500 (Details) - EBP 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Net Asset Available for Benefit	$ 7,406,432,728	$ 7,113,388,268
EBP, Reconciliation to Form 5500, Net Asset Available for Benefit, Allocation to Withdrawing Participant, Not yet Paid	(1,857,121)	(4,932,224)
EBP, Reconciliation to Form 5500, Net Asset Available for Benefit, Deemed Distribution	(958,502)	(545,848)
EBP, Reconciliation to Form 5500, Net Asset Available for Benefit, Contract Value to Current Value Adjustment	(43,633,114)	(92,430,482)
EBP, Form 5500 Caption, Net Assets, Total	$ 7,359,983,991	$ 7,015,479,714